Schedule of Investments (unaudited)	iShares® MSCI Switzerland ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 0.4%
Banque Cantonale Vaudoise, Registered	36,877	$4,494,258

Building Products — 1.3%
Geberit AG, Registered	29,278	16,425,362

Capital Markets — 7.5%
Julius Baer Group Ltd.	187,914	9,508,080
Partners Group Holding AG	19,182	25,291,285
UBS Group AG, Registered	2,022,158	57,141,306
		91,940,671
Chemicals — 5.8%
Clariant AG, Registered	269,615	4,037,269
EMS-Chemie Holding AG, Registered	7,687	5,450,217
Givaudan SA, Registered	7,733	28,940,030
Sika AG, Registered	120,847	32,840,060
		71,267,576
Construction Materials — 2.6%
Holcim AG	434,909	31,991,788

Containers & Packaging — 0.6%
SIG Group AG	305,221	7,122,902

Diversified Telecommunication Services — 1.1%
Swisscom AG, Registered	23,039	13,454,420

Electric Utilities — 0.4%
BKW AG	25,110	4,427,226

Electrical Equipment — 4.2%
ABB Ltd., Registered	1,278,011	50,824,625

Food Products — 21.6%
Barry Callebaut AG, Registered	3,640	6,066,067
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	881	10,893,302
Chocoladefabriken Lindt & Spruengli AG, Registered	98	11,986,706
Nestle SA, Registered	2,061,665	234,593,962
		263,540,037
Health Care Equipment & Supplies — 4.8%
Alcon Inc.	414,003	31,228,104
Sonova Holding AG, Registered	45,839	13,234,372
Straumann Holding AG	99,257	13,650,534
		58,113,010
Insurance — 9.2%
Baloise Holding AG, Registered	46,384	7,103,035
Helvetia Holding AG, Registered	40,069	5,480,935
Swiss Life Holding AG, Registered	25,725	16,519,534
Swiss Re AG	252,394	29,807,906
Zurich Insurance Group AG	107,901	54,060,150
		112,971,560
Life Sciences Tools & Services — 2.2%
Bachem Holding AG, Class B	43,744	3,254,025
Lonza Group AG, Registered	61,145	23,670,501
		26,924,526
Machinery — 2.1%
Schindler Holding AG, Participation Certificates, NVS	39,099	8,760,639
Security	Shares	Value

Machinery (continued)
Schindler Holding AG, Registered	25,718	$5,519,134
VAT Group AG(a)	24,896	11,558,852
		25,838,625
Marine Transportation — 1.1%
Kuehne + Nagel International AG, Registered	48,474	14,031,840

Pharmaceuticals — 25.1%
Novartis AG, Registered	1,559,768	152,246,228
Roche Holding AG, NVS	533,776	143,596,945
Roche Holding AG, Bearer	7,454	2,123,649
Sandoz Group AG(b)	299,408	8,551,096
		306,517,918
Professional Services — 1.6%
Adecco Group AG, Registered	158,825	7,660,227
SGS SA	136,967	11,656,277
		19,316,504
Real Estate Management & Development — 0.6%
Swiss Prime Site AG, Registered	76,193	7,661,560

Software — 0.5%
Temenos AG, Registered	69,426	5,891,487

Specialty Retail — 0.3%
Dufry AG, Registered(b)	112,661	3,935,727

Technology Hardware, Storage & Peripherals — 1.1%
Logitech International SA, Registered	147,796	12,920,332

Textiles, Apparel & Luxury Goods — 4.7%
Cie. Financiere Richemont SA, Class A, Registered	368,299	46,063,101
Swatch Group AG (The), Bearer	28,426	7,459,339
Swatch Group AG (The), Registered	70,704	3,539,920
		57,062,360
Total Long-Term Investments — 98.8%
(Cost: $1,167,441,554)		1,206,674,314

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.34%(c)(d)	460,000	460,000

Total Short-Term Securities — 0.1%
(Cost: $460,000)		460,000

Total Investments — 98.9%
(Cost: $1,167,901,554)		1,207,134,314
Other Assets Less Liabilities — 1.1%		13,774,941
Net Assets — 100.0%		$1,220,909,255

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Switzerland ETF
November 30, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$590,000	$—	$(130,000	)(a)	$—	$—	$460,000	460,000	$4,942	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Swiss Market Index	114	12/15/23	$14,187	$(157,238)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$8,551,096	$1,198,123,218	$—	$1,206,674,314
Short-Term Securities
Money Market Funds	460,000	—	—	460,000
	$9,011,096	$1,198,123,218	$—	$1,207,134,314
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(157,238)	$—	$(157,238)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Switzerland ETF
November 30, 2023

Portfolio Abbreviation

NVS	Non-Voting Shares

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